Leases - Schedule of Total Cash Outflows Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 4,246	$ 508	$ 219
Financing cash flows from finance leases	7,503	1,525	1,748
Total cash outflows for leases	$ 11,749	$ 2,033	$ 1,967